UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                     ---------

                             The Gabelli Asset Fund
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             THE GABELLI ASSET FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005

TO OUR SHAREHOLDERS,

      During the second quarter of 2005, the Gabelli Asset Fund (the "Fund") rose 2.0%, while the Standard & Poor's ("S&P") 500 Index rose 1.4% and the Dow Jones Industrials Average declined 1.6%. For the six month period ended June 30, 2005, the Fund was up 1.5% versus declines of 0.8% and 3.5% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2005.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2005 (A)
                                                                                                              Since
                                              Year to                                                       Inception
                                   Quarter     Date     1 Year     3 Year    5 Year     10 Year   15 Year   (3/3/86)
--------------------------------------------------------------------------------------------------------------------
  GABELLI ASSET FUND CLASS AAA ... 2.01%      1.45%     12.59%     12.33%     5.63%    12.80%     12.78%    14.10%
  S&P 500 Index .................. 1.37      (0.81)      6.32       8.28     (2.37)     9.94      10.64     11.59
  Dow Jones Industrial Average ...(1.62)     (3.50)      0.83       5.99      1.76     10.65      11.42     12.66
  Nasdaq Composite Index ......... 2.89      (5.45)      0.45      12.02    (12.31)     8.22      10.46      9.44

  Class A ........................ 2.02       1.43      12.59      12.33      5.62     12.80      12.77     14.10
                                  (3.85)(b)  (4.42)(b)   6.12(b)   10.13(b)   4.38(b)  12.13(b)   12.33(b)  13.74(b)

  Class B ........................ 1.84       1.09      11.86      11.92      5.40     12.68      12.69     14.04
                                  (3.16)(c)  (3.91)(c)   6.86(c)   11.12(c)   5.07(c)  12.68(c)   12.69(c)  14.04(c)

  Class C ........................ 1.81       1.07      11.77      11.91      5.39     12.67      12.69     14.03
                                   0.81(c)    0.07(c)   10.77(c)   11.91(c)   5.39(c)  12.67(c)   12.69(c)  14.03(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the
 commentary   and  the  financial   statements,   including  the  portfolio  of
 investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                    Beginning       Ending     Annualized  Expenses
                  Account Value  Account Value  Expense   Paid During
                    01/01/05        06/30/05      Ratio     Period*
--------------------------------------------------------------------------------
GABELLI ASSET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,014.50      1.37%      $ 6.84
Class A            $1,000.00       $1,014.30      1.38%      $ 6.89
Class B            $1,000.00       $1,010.90      2.02%      $10.07
Class C            $1,000.00       $1,010.70      2.13%      $10.62

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,018.00      1.37%      $ 6.85
Class A            $1,000.00       $1,017.95      1.38%      $ 6.90
Class B            $1,000.00       $1,014.78      2.02%      $10.09
Class C            $1,000.00       $1,014.23      2.13%      $10.64

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.


THE GABELLI ASSET FUND

Food and Beverage ..................................  9.2%
Publishing .........................................  7.5%
Telecommunications .................................  7.4%
Energy and Utilities ...............................  7.3%
Entertainment ......................................  6.6%
Cable and Satellite ................................  5.6%
Consumer Products ..................................  5.4%
Diversified Industrial .............................  5.4%
Financial Services .................................  4.9%
Equipment and Supplies .............................  4.7%
Automotive: Parts and Accessories ..................  3.6%
Retail .............................................  3.6%
Health Care ........................................  3.3%
Hotels and Gaming ..................................  2.9%
Aviation: Parts and Services .......................  2.6%
U.S. Government Obligations ........................  2.6%
Real Estate ........................................  1.7%
Communications Equipment ...........................  1.6%
Specialty Chemicals ................................  1.6%
Machinery ..........................................  1.5%
Metals and Mining ..................................  1.4%
Consumer Services ..................................  1.3%
Business Services ..................................  1.2%
Environmental Services .............................  1.2%
Electronics ........................................  0.9%
Broadcasting .......................................  0.9%
Automotive .........................................  0.9%
Agriculture ........................................  0.9%
Wireless Communications ............................  0.8%
Aerospace ..........................................  0.7%
Manufactured Housing and
   Recreational Vehicles ...........................  0.3%
Computer Software and Services .....................  0.3%
Closed-End Funds ...................................  0.1%
Transportation .....................................  0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              COMMON STOCKS -- 96.8%
              AEROSPACE -- 0.5%
     70,000   Boeing Co. ..............$    2,424,385  $    4,620,000
     15,300   Herley Industries Inc.+..       292,591         279,072
     38,000   Lockheed Martin Corp. ...     1,122,900       2,465,060
     80,000   Northrop Grumman Corp. ..     2,800,483       4,420,000
                                       --------------  --------------
                                            6,640,359      11,784,132
                                       --------------  --------------
              AGRICULTURE -- 0.9%
     800,000  Archer-Daniels-Midland Co.   11,113,508      17,104,000
      15,000  Delta & Pine Land Co. ...       260,292         375,900
      40,529  Monsanto Co. ............       647,781       2,548,058
      10,000  Mosaic Co.+ .............       139,584         155,600
       1,000  Potash Corp. of
                Saskatchewan Inc. .....        41,185          95,580
                                       --------------  --------------
                                           12,202,350      20,279,138
                                       --------------  --------------
              AUTOMOTIVE -- 0.9%
     505,000  Navistar International
               Corp.+ .................     9,152,535      16,160,000
      45,000  PACCAR Inc. .............       522,021       3,060,000
      25,000  Volkswagen AG ...........     1,044,095       1,144,202
                                       --------------  --------------
                                           10,718,651      20,364,202
                                       --------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.5%
     110,000  BorgWarner Inc. .........     2,079,060       5,903,700
     244,000  CLARCOR Inc. ............     1,741,943       7,137,000
     560,000  Dana Corp. ..............     8,510,245       8,405,600
     210,000  Federal-Mogul Corp.+ ....       467,782         180,600
     520,000  Genuine Parts Co. .......    12,888,512      21,366,800
     202,000  Johnson Controls Inc. ...     4,510,844      11,378,660
     170,000  Midas Inc.+ .............     2,224,151       3,910,000
     300,000  Modine Manufacturing Co.      7,078,060       9,768,000
     240,000  Scheib (Earl) Inc.+ .....     1,528,668         822,000
     205,000  Standard Motor
               Products Inc. ..........     3,007,686       2,706,000
      70,000  Superior Industries
                International Inc. ....     1,762,639       1,659,000
     270,000  Tenneco Automotive Inc.+      1,590,927       4,492,800
     100,000  TransPro Inc.+ ..........       788,321         629,000
      60,000  TRW Automotive
                Holdings Corp.+ .......     1,513,505       1,470,600
                                       --------------  --------------
                                           49,692,343      79,829,760
                                       --------------  --------------
              AVIATION: PARTS AND SERVICES -- 2.6%
      75,000  Aviall Inc.+ ............       750,124       2,369,250
     279,000  Curtiss-Wright Corp. ....     3,507,603      15,052,050
     230,300  Fairchild Corp., Cl. A+ .     1,402,678         658,658
     610,000  GenCorp Inc.+ ...........     2,283,855      11,748,600
     110,000  Kaman Corp., Cl. A ......     1,534,269       1,984,400
     170,000  Precision Castparts Corp.     4,207,013      13,243,000
     109,000  Sequa Corp., Cl. A+ .....     4,666,598       7,212,530
     105,000  Sequa Corp., Cl. B+ .....     5,381,629       6,987,750
                                       --------------  --------------
                                           23,733,769      59,256,238
                                       --------------  --------------

                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              BROADCASTING -- 0.9%
      10,000  Cogeco Inc. .............$      194,764  $      219,230
      20,000  Corus Entertainment Inc.,
                Cl. B .................        64,982         510,937
      80,000  Fisher Communications
               Inc.+ ..................     4,393,988       3,783,200
     166,000  Granite Broadcasting
               Corp.+ .................        69,153          36,520
     310,000  Gray Television Inc. ....     3,936,811       3,738,600
      10,000  Gray Television Inc.,
               Cl. A ..................       109,420         113,000
     170,000  Liberty Corp. ...........     6,268,553       6,257,700
     170,000  Lin TV Corp., Cl. A+ ....     3,455,864       2,361,300
      65,000  Paxson Communications
                Corp.+ ................       362,660          39,000
      10,000  Sinclair Broadcast
               Group Inc., Cl. A ......        87,440          90,800
     400,000  Television Broadcasts Ltd.    1,815,551       2,259,683
     240,000  Young Broadcasting Inc.,
                Cl. A+ ................     4,594,131         996,000
                                       --------------  --------------
                                           25,353,317      20,405,970
                                       --------------  --------------
              BUSINESS SERVICES -- 1.1%
     470,000  Cendant Corp. ...........     4,520,414      10,513,900
      45,000  ChoicePoint Inc.+ .......     1,609,312       1,802,250
     200,000  Ecolab Inc. .............     1,876,865       6,472,000
      10,000  Imation Corp. ...........       203,344         387,900
      65,000  Landauer Inc. ...........       402,818       3,374,150
     119,000  Nashua Corp.+ ...........     1,745,996       1,124,550
                                       --------------  --------------
                                           10,358,749      23,674,750
                                       --------------  --------------
              CABLE AND SATELLITE -- 5.6%
   2,010,000  Cablevision Systems Corp.,
                Cl. A+ ................    20,604,961      64,722,000
     285,000  Comcast Corp., Cl. A+ ...     7,845,919       8,749,500
      40,000  Comcast Corp., Cl. A,
                Special+ ..............       306,462       1,198,000
     275,000  DIRECTV Group Inc.+ .....     5,438,062       4,262,500
      85,000  EchoStar Communications
                Corp., Cl. A ..........     2,566,961       2,562,750
     320,097  Liberty Global Inc.,
               Cl. A+ .................     6,249,884      14,938,922
     776,550  Rogers Communications Inc.,
                Cl. B, New York .......     7,666,353      25,532,964
      10,000  Rogers Communications Inc.,
                Cl. B, Toronto ........        77,553         328,110
      60,000  Shaw Communications Inc.,
                Cl. B .................       164,952       1,248,776
      80,000  Shaw Communications Inc.,
                Cl. B, Non-Voting .....       312,647       1,661,600
                                       --------------  --------------
                                           51,233,754     125,205,122
                                       --------------  --------------
              CLOSED-END FUNDS -- 0.1%
      80,001  Royce Value Trust Inc. ..       953,886       1,510,419
                                       --------------  --------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS EQUIPMENT -- 1.4%
      40,000  Agere Systems Inc.+ .....$    1,165,194  $      480,000
      80,000  Andrew Corp.+ ...........       404,601       1,020,800
     600,000  Corning Inc.+ ...........     4,374,877       9,972,000
     800,000  Lucent Technologies
                Inc.+ .................     4,465,766       2,328,000
     300,000  Motorola Inc. ...........     2,779,293       5,478,000
     235,000  Nortel Networks Corp.+ ..     1,163,604         613,350
     400,000  Thomas & Betts Corp.+ ...     7,934,757      11,296,000
                                       --------------  --------------
                                           22,288,092      31,188,150
                                       --------------  --------------
              COMPUTER HARDWARE -- 0.0%
      35,000  Maxtor Corp.+ ...........       268,370         182,000
                                       --------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
      50,000  Ask Jeeves Inc.+ ........     1,587,500       1,509,500
      10,000  Computer Associates
                International Inc. ....       145,700         274,800
      45,000  Jupitermedia Corp.+ .....       206,008         770,850
      26,026  Telecom Italia
                Media SpA+ ............        26,184          12,535
     120,000  Yahoo! Inc.+ ............     4,103,063       4,158,000
                                       --------------  --------------
                                            6,068,455       6,725,685
                                       --------------  --------------
              CONSUMER PRODUCTS -- 5.4%
      40,500  Alberto-Culver Co. ......     1,073,604       1,754,865
      12,000  Altria Group Inc. .......       360,636         775,920
      11,000  Christian Dior SA .......       307,335         853,281
     285,000  Church & Dwight
                Co. Inc. ..............     1,872,507      10,317,000
      30,000  Clorox Co. ..............     1,637,346       1,671,600
       4,000  Colgate-Palmolive Co. ...       198,100         199,640
      60,000  Department 56 Inc.+ .....       651,832         615,000
      40,000  Eastman Kodak Co. .......       950,513       1,074,000
     295,000  Energizer Holdings
                Inc.+ .................     5,163,232      18,340,150
     110,000  Fortune Brands Inc. .....     2,536,232       9,768,000
     290,000  Gallaher Group plc, ADR .     4,661,436      17,197,000
     240,000  Gillette Co. ............     7,715,142      12,151,200
       3,000  Givaudan SA .............     1,028,013       1,745,220
      38,000  Harley-Davidson Inc. ....        95,713       1,884,800
     140,000  Mattel Inc. .............     2,240,356       2,562,000
      85,000  Maytag Corp. ............     1,462,547       1,331,100
      60,000  National Presto
                Industries Inc. .......     2,010,969       2,644,200
     370,000  Procter & Gamble Co. ....    12,802,755      19,517,500
      40,000  Reckitt Benckiser plc ...     1,262,953       1,178,937
   1,000,000  Swedish Match AB ........    10,327,823      11,360,945
      10,000  Syratech Corp.+ .........         2,000             750
     210,000  Wolverine World
                Wide Inc. .............     1,953,224       5,042,100
                                       --------------  --------------
                                           60,314,268     121,985,208
                                       --------------  --------------
              CONSUMER SERVICES -- 1.3%
       1,600  eBay Inc.+ ..............        24,652          52,816
     830,000  IAC/InterActiveCorp+ ....     6,466,832      19,961,500
     445,000  Rollins Inc. ............     3,437,602       8,917,800
                                       --------------  --------------
                                            9,929,086      28,932,116
                                       --------------  --------------

                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              DIVERSIFIED INDUSTRIAL -- 5.4%
     144,000  Acuity Brands Inc. ......$    2,344,464  $    3,699,360
       5,000  Anixter International
                Inc.+ .................        45,044         185,850
     220,000  Cooper Industries Ltd.,
                Cl. A .................    10,003,207      14,058,000
     425,000  Crane Co. ...............     6,646,604      11,177,500
      75,000  Gardner Denver Inc.+ ....     1,136,775       2,631,000
     260,000  GATX Corp. ..............     5,898,347       8,970,000
     240,000  Greif Inc., Cl. A .......     5,453,716      14,664,000
      30,000  Harbor Global Co.
                Ltd.+ .................        52,965         266,250
     425,000  Honeywell International
                Inc. ..................    13,730,962      15,567,750
     300,000  ITT Industries Inc. .....     9,410,611      29,289,000
     150,000  Katy Industries Inc.+ ...     1,369,925         480,000
     320,000  Lamson & Sessions Co.+ ..     1,748,797       3,782,400
      40,000  MagneTek Inc.+ ..........       309,670         102,800
     247,500  Myers Industries Inc. ...     1,557,014       3,093,750
      51,000  Pentair Inc. ............       730,157       2,183,310
      80,000  Smiths Group plc ........       880,176       1,317,256
     165,000  Thomas Industries Inc. ..     2,343,187       6,593,400
      75,000  Trinity Industries Inc. .       931,715       2,402,250
      38,000  Tyco International Ltd. .       519,098       1,109,600
                                       --------------  --------------
                                           65,112,434     121,573,476
                                       --------------  --------------
              ELECTRONICS -- 0.9%
       3,000  Hitachi Ltd., ADR .......       172,200         181,860
      13,000  Kyocera Corp., ADR ......       448,062         997,100
      25,000  Molex Inc., Cl. A .......       719,620         587,000
      46,000  Samsung Electronics Co.
                Ltd., GDR (a) .........     8,616,601      10,993,710
      70,000  Sony Corp., ADR .........     2,348,050       2,410,800
     205,000  Texas Instruments Inc. ..     5,187,155       5,754,350
                                       --------------  --------------
                                           17,491,688      20,924,820
                                       --------------  --------------
              ENERGY AND UTILITIES -- 7.3%
     110,000  AES Corp.+ ..............       434,151       1,801,800
      45,000  AGL Resources Inc. ......       753,776       1,739,250
     150,000  Allegheny Energy Inc.+ ..     1,510,942       3,783,000
     250,000  BP plc, ADR .............     7,151,966      15,595,000
     250,000  Burlington Resources
                Inc. ..................     4,842,969      13,810,000
      25,000  CH Energy Group Inc. ....     1,040,745       1,215,750
     330,000  Chevron Corp. ...........     9,189,420      18,453,600
      15,000  Cinergy Corp. ...........       624,298         672,300
     200,000  ConocoPhillips ..........     5,957,785      11,498,000
      20,000  Constellation
                Energy Group ..........       484,262       1,153,800
     124,000  Devon Energy Corp. ......     1,695,494       6,284,320
      70,000  DPL Inc. ................     1,408,409       1,921,500
      20,000  DTE Energy Co. ..........       832,127         935,400
     285,000  Duke Energy Corp. .......     5,229,750       8,473,050
     110,000  Duquesne Light
                Holdings Inc. .........     1,579,788       2,054,800
      30,000  Edison International ....       510,000       1,216,500
     300,000  El Paso Corp. ...........     2,466,808       3,456,000
     285,000  El Paso Electric Co.+ ...     3,296,727       5,828,250
     150,000  Energy East Corp. .......     3,072,447       4,347,000
     110,000  EOG Resources Inc. ......       503,773       6,248,000

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
     340,000  Exxon Mobil Corp. .......$    8,166,149  $   19,539,800
      14,000  FPL Group Inc. ..........       401,591         588,840
      40,625  GlobalSantaFe Corp. .....     1,058,988       1,657,500
      10,000  Halliburton Co. .........       104,525         478,200
      66,358  Kerr-McGee Corp. ........     3,801,084       5,063,779
     150,000  Mirant Corp.+ ...........       433,546          76,800
      22,086  NiSource Inc. ...........       475,953         546,187
     190,000  Northeast Utilities .....     3,643,888       3,963,400
       2,000  NSTAR ...................        57,578          61,660
       1,000  PetroChina Co.
                Ltd., ADR .............        61,027          73,450
     100,000  Progress Energy
                Inc., CVO+ ............        52,000          13,500
      25,000  Royal Dutch
                Petroleum Co. .........     1,443,475       1,622,500
      66,000  SJW Corp. ...............     2,151,408       3,102,660
     310,000  Southwest Gas Corp. .....     5,639,091       7,908,100
      40,000  TXU Corp. ...............       653,428       3,323,600
      10,000  UIL Holdings Corp. ......       426,389         538,100
      80,000  Unocal Corp. ............     5,045,185       5,204,000
       5,000  Xcel Energy Inc. ........        91,090          97,600
                                       --------------  --------------
                                           86,292,032     164,346,996
                                       --------------  --------------
              ENTERTAINMENT -- 6.6%
      19,406  EMI Group plc ...........        75,408          88,315
     195,000  EMI Group plc, ADR ......     1,693,472       1,775,592
     200,000  GC Companies Inc.+ (b) ..       218,000         172,000
     600,000  Gemstar-TV Guide
                International Inc.+ ...     2,634,671       2,154,000
     165,000  Grupo Televisa SA, ADR ..     4,491,076      10,244,850
   4,650,000  Liberty Media Corp.,
                Cl. A+ ................    11,718,968      47,383,500
     100,000  Rank Group plc ..........       495,376         481,966
      20,000  Regal Entertainment Group,
                Cl. A .................       290,903         377,600
     220,000  Six Flags Inc.+ .........     1,256,629       1,023,000
     610,000  The Walt Disney Co. .....    13,794,410      15,359,800
   1,500,000  Time Warner Inc.+ .......    20,133,908      25,065,000
     835,000  Viacom Inc., Cl. A ......    20,051,192      26,903,700
     560,000  Vivendi Universal
                SA, ADR ...............    11,703,949      17,544,800
      60,000  World Wrestling
                Entertainment Inc. ....       612,234         685,200
                                       --------------  --------------
                                           89,170,196     149,259,323
                                       --------------  --------------
              ENVIRONMENTAL SERVICES -- 1.2%
     310,000  Allied Waste
                Industries Inc.+ ......     2,735,889       2,458,300
     300,000  Republic Services Inc. ..     3,560,581      10,803,000
     450,000  Waste Management Inc. ...     8,677,342      12,753,000
                                       --------------  --------------
                                           14,973,812      26,014,300
                                       --------------  --------------
              EQUIPMENT AND SUPPLIES -- 4.7%
     515,000  AMETEK Inc. .............     2,984,324      21,552,750
       3,000  Amphenol Corp.,
                Cl. A .................        23,162         120,510
     106,000  CIRCOR International
                Inc. ..................       932,373       2,615,020
     175,000  Crown Holdings Inc.+ ....       788,952       2,490,250

                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
     155,000  CTS Corp. ...............$      815,744  $    1,904,950
       4,000  Danaher Corp. ...........        70,641         209,360
     404,000  Donaldson Co. Inc. ......     1,542,170      12,253,320
     320,000  Fedders Corp. ...........     1,366,274         704,000
     415,000  Flowserve Corp.+ ........     5,764,416      12,557,900
     179,800  Gerber Scientific
                Inc.+ .................     1,712,068       1,251,408
     195,000  GrafTech International
                Ltd.+ .................     2,594,065         838,500
     560,000  IDEX Corp. ..............     3,178,528      21,621,600
       2,000  Imagistics International
                Inc.+ .................        39,950          56,000
      12,000  Ingersoll-Rand Co. Ltd.,
                Cl. A .................       501,720         856,200
     320,000  Interpump Group SpA .....     1,257,628       2,054,360
     200,000  Lufkin Industries Inc. ..     1,810,811       7,196,000
      18,000  Manitowoc Co. Inc. ......       131,305         738,360
      35,900  Met-Pro Corp. ...........       321,984         544,603
      10,000  Sealed Air Corp.+ .......       168,679         497,900
      30,000  Valmont Industries Inc. .       242,908         774,000
     435,000  Watts Water Technologies
                Inc., Cl. A ...........     5,006,660      14,568,150
     120,000  Weir Group plc ..........       504,947         694,462
                                       --------------  --------------
                                           31,759,309     106,099,603
                                       --------------  --------------
              FINANCIAL SERVICES -- 4.9%
      15,000  Alleghany Corp.+ ........     2,667,117       4,455,000
       1,000  Allstate Corp. ..........        23,675          59,750
     420,000  American Express Co. ....    11,018,431      22,356,600
      55,000  Argonaut Group Inc.+ ....     1,333,591       1,269,950
      15,000  Bank of America Corp. ...       282,955         684,150
      59,000  Bank of New York
                Co. Inc. ..............     2,033,306       1,698,020
         220  Berkshire Hathaway Inc.,
                Cl. A+ ................       874,549      18,370,000
      49,000  BKF Capital Group Inc. ..       913,937       1,857,590
       7,500  Calamos Asset
                Management Inc.,
                Cl. A .................       135,000         204,300
     100,000  Citigroup Inc. ..........     4,878,675       4,623,000
      35,000  Commerzbank AG ..........       624,519         760,704
     110,000  Commerzbank AG, ADR .....     2,308,920       2,398,429
     155,000  Deutsche Bank AG, ADR ...     7,004,175      12,074,500
      30,000  H&R Block Inc. ..........       720,982       1,750,500
      26,400  JPMorgan Chase & Co. ....       535,615         932,448
       6,000  Lehman Brothers
                Holdings Inc. .........        54,150         595,680
      42,000  Leucadia National Corp. .       721,175       1,622,460
     120,000  Mellon Financial Corp. ..     4,103,608       3,442,800
      23,000  Merrill Lynch & Co. Inc.        948,745       1,265,230
      38,000  Metris Companies Inc.+ ..       347,786         549,480
     385,000  Midland Co. .............     1,978,452      13,548,150
     150,000  Phoenix Companies Inc. ..     2,222,423       1,785,000
      30,000  PNC Financial Services
                Group Inc. ............     1,456,850       1,633,800
       2,500  Prudential Financial Inc.        68,750         164,150
      45,000  St. Paul Travelers
                Companies Inc. ........     1,732,956       1,778,850

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      85,000  State Street Corp. ......$      661,975  $    4,101,250
      20,000  SunTrust Banks Inc. .....       424,879       1,444,800
      30,000  T. Rowe Price Group Inc.      1,012,984       1,878,000
      20,000  Unitrin Inc. ............       522,263         982,000
       8,500  Value Line Inc. .........       136,515         333,625
     120,000  Waddell & Reed
                Financial Inc., Cl. A .     2,417,804       2,220,000
                                       --------------  --------------
                                           54,166,762     110,840,216
                                       --------------  --------------
              FOOD AND BEVERAGE -- 9.2%
     100,000  Allied Domecq plc, ADR ..     3,343,214       4,847,000
     345,000  Brown-Forman Corp.,
                Cl. A .................     8,539,615      22,080,000
      50,000  Cadbury Schweppes
                plc, ADR ..............     1,431,856       1,916,500
     125,000  Campbell Soup Co. .......     3,400,652       3,846,250
     115,000  Coca-Cola Co. ...........     3,674,139       4,801,250
      50,000  Coca-Cola
                Enterprises Inc. ......       984,289       1,100,500
      11,000  Coca-Cola Hellenic
                Bottling Co. SA .......       268,442         299,750
     450,000  Corn Products
                International Inc. ....     5,622,183      10,692,000
     240,000  Del Monte Foods Co.+ ....     2,271,807       2,584,800
     318,000  Diageo plc, ADR .........    11,903,832      18,857,400
      70,000  Farmer Brothers Co. .....       943,094       1,558,200
     270,000  Flowers Foods Inc. ......     2,549,594       9,547,200
       3,000  Fomento Economico
                Mexicano SA
                de CV, ADR ............       162,855         178,710
     330,000  General Mills Inc. ......    11,000,292      15,440,700
      70,000  Groupe Danone ...........     5,997,841       6,158,482
   1,267,800  Grupo Bimbo SA de CV,
                Cl. A .................     2,247,680       3,651,002
      10,000  Hain Celestial .
                Group Inc.+ ...........       141,134         195,000
     200,000  Heinz (H.J.) Co. ........     7,241,965       7,084,000
      65,000  Hershey Co. .............     1,230,126       4,036,500
     190,000  Kellogg Co. .............     4,933,145       8,443,600
      95,000  Kerry Group plc,
                Cl. A .................     1,122,284       2,371,723
      33,000  LVMH Moet Hennessy
                Louis Vuitton SA ......     1,150,670       2,551,855
       9,000  Nestle SA ...............     1,868,526       2,303,550
     930,000  PepsiAmericas Inc. ......    12,115,884      23,863,800
     355,000  PepsiCo Inc. ............     9,198,266      19,145,150
     155,000  Ralcorp Holdings Inc. ...     2,450,803       6,378,250
      20,000  Smucker (J.M.) Co. ......       547,733         938,800
     153,512  Tootsie Roll
                Industries Inc. .......     2,005,311       4,490,226
     255,000  Wrigley (Wm.) Jr. Co. ...     7,899,994      17,554,200
                                       --------------  --------------
                                          116,247,226     206,916,398
                                       --------------  --------------
              HEALTH CARE -- 3.3%
      44,000  Amgen Inc.+ .............       203,194       2,660,240
       3,000  ArthroCare Corp.+ .......        34,530         104,820
      44,000  Biogen Idec Inc.+ .......       409,921       1,515,800
       4,000  Biomet Inc. .............       120,840         138,560

                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
     165,000  Bristol-Myers
                Squibb Co. ............$    4,554,461  $    4,121,700
     100,000  Chemed Corp. ............     1,543,198       4,088,000
      40,000  Chiron Corp.+ ...........       550,315       1,395,600
      10,000  CONMED Corp.+ ...........       285,880         307,700
       5,500  DENTSPLY
                International Inc. ....       209,434         297,000
      77,000  Eli Lilly & Co. .........     4,641,754       4,289,670
      35,000  Exactech Inc.+ ..........       543,108         459,550
      40,000  Henry Schein Inc.+ ......     1,091,829       1,660,800
      10,000  Hospira Inc.+ ...........       327,120         390,000
      57,000  INAMED Corp.+ ...........     2,501,578       3,817,290
       1,000  Integra LifeSciences
                Holdings+ .............        19,480          29,200
      22,900  Inverness Medical
                Innovations Inc.+ .....       389,103         625,170
      47,000  Invitrogen Corp.+ .......     2,392,068       3,914,630
      70,000  Johnson & Johnson .......     1,140,150       4,550,000
     118,000  Medco Health
                Solutions Inc.+ .......     3,613,701       6,296,480
     155,000  Merck & Co. Inc. ........     4,827,898       4,774,000
       2,000  Nobel Biocare
                Holding AG ............       285,863         405,774
      15,000  Orthofix
                International NV+ .....       501,240         645,600
       4,000  OrthoLogic Corp.+ .......        13,880          15,480
      32,000  Patterson Companies
                Inc.+ .................       702,130       1,442,560
     440,000  Pfizer Inc. .............     7,544,903      12,135,200
      10,000  Renal Care Group Inc.+ ..       461,700         461,000
     135,000  Schering-Plough Corp. ...     2,580,980       2,573,100
       2,000  Stryker Corp. ...........        65,440          95,120
     150,000  Sybron Dental
                Specialties Inc.+ .....     2,817,765       5,643,000
      30,000  Thoratec Corp.+ .........       369,898         460,200
      35,000  William Demant
                Holding A/S+ ..........     1,644,239       1,742,283
      70,000  Women First
                HealthCare Inc.+ ......       124,375              81
       1,000  Wright Medical
                Group Inc.+ ...........        16,460          26,700
      55,000  Wyeth ...................     2,169,854       2,447,500
       1,000  Young Innovations Inc. ..        30,000          37,330
                                       --------------  --------------
                                           48,728,289      73,567,138
                                       --------------  --------------
              HOTELS AND GAMING -- 2.9%
     105,000  Aztar Corp.+ ............     1,386,304       3,596,250
     365,000  Gaylord
                Entertainment Co.+ ....     9,694,168      16,968,850
      80,000  GTECH Holdings Corp. ....       404,713       2,339,200
      40,958  Harrah's
                Entertainment Inc. ....       914,704       2,951,843
   2,982,300  Hilton Group plc ........    11,032,184      15,295,420
     670,000  Hilton Hotels Corp. .....     7,609,745      15,979,500
      21,500  Kerzner
                International Ltd.+ ...       968,335       1,224,425
      10,000  Las Vegas Sands Corp.+ ..       367,933         357,500
      50,000  MGM Mirage+ .............       619,881       1,979,000
      10,000  Pinnacle
                Entertainment Inc.+ ...       176,000         195,600
      90,000  Starwood Hotels & Resorts
                Worldwide Inc. ........     2,370,235       5,271,300
                                       --------------  --------------
                                           35,544,202      66,158,888
                                       --------------  --------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              MACHINERY -- 1.5%
      70,000  Caterpillar Inc. ........$      927,858  $    6,671,700
       3,000  CNH Global NV ...........        51,178          56,670
     400,000  Deere & Co. .............     6,703,065      26,196,000
                                       --------------  --------------
                                            7,682,101      32,924,370
                                       --------------  --------------
              MANUFACTURED HOUSING AND
              RECREATIONAL VEHICLES -- 0.3%
      85,000  Cavalier Homes Inc.+ ....       433,518         422,450
      32,200  Cavco Industries Inc.+ ..       609,204         907,396
     110,000  Champion Enterprises
                Inc.+ .................     1,051,665       1,093,400
      23,000  Coachmen Industries
                Inc. ..................       342,994         288,190
     130,000  Fleetwood Enterprises
                Inc.+ .................     1,522,019       1,319,500
      78,000  Huttig Building
                Products Inc.+ ........       237,592         850,980
      12,500  Nobility Homes Inc. .....       260,493         340,625
      20,000  Palm Harbor Homes Inc.+ .       346,431         376,600
      56,000  Skyline Corp. ...........     2,190,001       2,236,080
      11,000  Southern Energy
                Homes Inc.+ ...........        43,900          63,140
                                       --------------  --------------
                                            7,037,817       7,898,361
                                       --------------  --------------
              METALS AND MINING -- 1.4%
      45,000  Alcoa Inc. ..............     1,224,220       1,175,850
      17,000  Arizona Star Resource
                Corp.+ ................        68,679          59,664
     255,000  Barrick Gold Corp. ......     3,244,173       6,382,650
      12,525  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ....       272,500         468,936
      10,000  Inco Ltd. ...............       380,400         377,500
      35,000  Ivanhoe Mines Ltd.+ .....       262,890         271,950
      50,000  Kinross Gold Corp.+ .....       359,224         305,000
     515,000  Newmont Mining Corp. ....     9,699,426      20,100,450
     170,000  Placer Dome Inc. ........     1,576,429       2,614,600
                                       --------------  --------------
                                           17,087,941      31,756,600
                                       --------------  --------------
              PUBLISHING -- 7.5%
     225,000  Belo Corp., Cl. A .......     4,060,533       5,393,250
      22,000  Dow Jones & Co. Inc. ....     1,000,419         779,900
      30,000  EMAP plc ................       362,733         418,182
       1,000  Knight-Ridder Inc. ......        64,330          61,340
      38,000  Lee Enterprises Inc. ....       875,843       1,523,420
      60,000  McClatchy Co., Cl. A ....     1,240,718       3,926,400
     280,000  McGraw-Hill
                Companies Inc. ........     2,576,918      12,390,000
     370,000  Media General Inc.,
                Cl. A .................    10,364,815      23,961,200
      80,000  Meredith Corp. ..........     1,650,283       3,924,800
     135,000  New York Times Co.,
                Cl. A .................     1,230,827       4,205,250
   4,835,000  News Corp., Cl. A .......    36,360,879      78,230,300
      24,000  News Corp., Cl. B .......       227,345         404,640
     700,000  PRIMEDIA Inc.+ ..........     2,895,356       2,835,000
     250,000  Reader's Digest
                Association Inc. ......     4,550,868       4,125,000
     248,000  Scripps (E.W.) Co.,
                Cl. A .................     7,804,764      12,102,400
      68,614  Seat Pagine Gialle SpA+ .       172,632          28,646

                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
     120,000  Thomas Nelson Inc. ......$    1,535,734  $    2,611,200
     300,000  Tribune Co. .............    10,512,771      10,554,000
      20,000  VNU NV ..................       588,850         558,366
                                       --------------  --------------
                                           88,076,618     168,033,294
                                       --------------  --------------
              REAL ESTATE -- 1.7%
     210,000  Catellus Development
                Corp. .................     2,626,263       6,888,000
     120,082  Florida East Coast
                Industries Inc. .......     1,856,261       5,199,551
     100,000  Griffin Land &
                Nurseries Inc.+ .......     1,372,091       2,463,000
     289,000  St. Joe Co. .............     2,202,187      23,565,060
                                       --------------  --------------
                                            8,056,802      38,115,611
                                       --------------  --------------
              RETAIL -- 3.6%
      40,000  Aaron Rents Inc. ........        82,258         995,600
      60,750  Aaron Rents Inc.,
                Cl. A .................       287,231       1,382,062
     180,000  Albertson's Inc. ........     3,825,784       3,722,400
     400,000  AutoNation Inc.+ ........     3,907,791       8,208,000
     136,000  Burlington Coat Factory
                Warehouse Corp. .......     1,575,031       5,799,040
      20,250  Coldwater Creek Inc.+ ...        50,700         504,428
      10,000  Costco Wholesale Corp. ..       438,400         448,200
       1,000  CSK Auto Corp.+ .........        17,480          16,680
     118,000  Kroger Co.+ .............       693,975       2,245,540
       1,000  May Department
                Stores Co. ............        34,740          40,160
     600,000  Neiman Marcus Group Inc.,
                Cl. B .................    14,559,676      58,020,000
      10,000  Safeway Inc. ............       224,866         225,900
                                       --------------  --------------
                                           25,697,932      81,608,010
                                       --------------  --------------
              SPECIALTY CHEMICALS -- 1.6%
      30,000  E.I. du Pont de
                Nemours and Co. .......     1,440,029       1,290,300
     470,000  Ferro Corp. .............     7,741,054       9,334,200
     105,000  Fuller (H.B.) Co. .......     1,723,277       3,576,300
     130,000  General Chemical
               Group Inc.+ ............       502,184           2,600
      80,000  Great Lakes Chemical Corp.    2,037,115       2,517,600
     310,000  Hercules Inc.+ ..........     4,915,696       4,386,500
      38,000  International Flavors &
                Fragrances Inc. .......       737,444       1,376,360
     160,000  Material Sciences Corp.+      1,390,040       2,329,600
     650,000  Omnova Solutions Inc.+ ..     2,051,888       3,029,000
     350,000  Sensient
                Technologies Corp. ....     6,822,605       7,213,500
                                       --------------  --------------
                                           29,361,332      35,055,960
                                       --------------  --------------
              TELECOMMUNICATIONS -- 7.4%
      50,000  ALLTEL Corp. ............     1,721,807       3,114,000
     150,000  AT&T Corp. ..............     3,383,786       2,856,000
      14,000  Brasil Telecom Participacoes
                SA, ADR ...............       810,959         505,400
     260,000  BT Group plc ............     1,015,869       1,071,435

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
      30,000  BT Group plc, ADR .......$    1,082,623  $    1,248,000
     420,000  CenturyTel Inc. .........     5,063,376      14,544,600
     600,000  Cincinnati Bell Inc.+ ...     3,839,116       2,580,000
     270,000  Citizens
                Communications Co. ....     2,699,385       3,628,800
     300,000  Commonwealth Telephone
                Enterprises Inc. ......     5,360,976      12,573,000
      80,000  Deutsche Telekom AG, ADR      1,229,873       1,473,600
      35,000  France Telecom SA, ADR ..       683,989       1,019,900
   2,750,000  Qwest Communications
                International Inc.+ ...    10,590,300      10,202,500
     160,000  SBC Communications Inc. .     5,329,234       3,800,000
     940,000  Sprint Corp. ............    15,654,834      23,584,600
      10,000  Swisscom AG, ADR ........       292,659         326,200
      75,403  Tele Norte Leste
                Participacoes SA, ADR .     1,032,454       1,255,460
   4,525,935  Telecom Italia SpA ......     2,556,989      14,130,881
     288,000  Telecom Italia SpA, ADR .     1,964,639       9,017,280
      98,800  Telefonica SA, ADR ......     3,375,329       4,831,320
      10,400  Telefonica SA, BDR ......       119,280         169,696
      40,000  Telefonos de Mexico SA
                de CV, Cl. L, ADR .....       171,746         755,600
     592,000  Telephone & Data
                Systems Inc. ..........    12,078,671      24,159,520
     592,000  Telephone & Data
                Systems Inc., Special .    11,149,542      22,697,280
     205,000  Verizon
                Communications Inc. ...     6,515,429       7,082,750
                                       --------------  --------------
                                           97,722,865     166,627,822
                                       --------------  --------------
              TRANSPORTATION -- 0.1%
      85,000  AMR Corp.+ ..............     1,245,603       1,029,350
      55,000  Grupo TMM SA, Cl. A, ADR+       396,879         165,000
       4,000  Kansas City Southern+ ...         7,317          80,720
       4,000  Providence & Worcester
                Railroad Co. ..........        44,669          56,560
                                       --------------  --------------
                                            1,694,468       1,331,630
                                       --------------  --------------
              WIRELESS COMMUNICATIONS -- 0.8%
      65,000  America Movil SA de CV,
                Cl. L, ADR ............     1,117,669       3,874,650
      90,000  Nextel  Communications
                Inc.,
                Cl. A+ ................       857,210       2,907,900
      70,000  Nextel  Partners  Inc.,
                Cl. A+ ................       691,833       1,761,900
   1,700,000  O2 plc+ .................     1,875,000       4,150,018
      72,000  Price Communications
                Corp.+ ................     1,120,226       1,245,600
      10,019  Tele Centro Oeste Celular
                Participacoes SA, ADR .        30,034         100,891
         776  Tele Leste Celular
                Participacoes SA, ADR+         20,757           6,169

                                                           MARKET
    SHARES                                   COST           VALUE
    ------                                   ----          ------
       1,350  Tele Norte Celular
                Participacoes SA, ADR+ $       20,857  $        8,573
       3,375  Telemig Celular
                Participacoes SA, ADR .        97,539         110,194
      33,764  Telesp Celular
                Participacoes SA, ADR+        602,880         144,172
       4,175  Telesp Celular
                Participacoes SA, Pfd.+        66,025          17,738
      13,001  Tim Participacoes SA, ADR       157,722         205,416
      67,400  United States Cellular
                Corp.+ ................     2,808,008       3,365,956
      12,000  Vodafone Group plc, ADR .       237,532         291,840
                                       --------------  --------------
                                            9,703,292      18,191,017
                                       --------------  --------------
              TOTAL COMMON STOCKS ..... 1,141,362,567   2,178,566,723
                                       --------------  --------------
              PREFERRED STOCKS -- 0.2%
              AEROSPACE -- 0.2%
      29,500  Northrop Grumman Corp.,
                7.000% Cv. Pfd.,
                Ser. B ................     3,437,340       3,687,500
                                       --------------  --------------
    PRINCIPAL
     AMOUNT
     ------
              CONVERTIBLE CORPORATE BONDS -- 0.4%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $1,500,000   Pep Boys - Manny,
                Moe & Jack, Cv.,
                4.250%, 06/01/07 ......     1,494,248       1,455,000
  1,000,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ......       927,728         950,000
                                       --------------  --------------
                                            2,421,976       2,405,000
                                       --------------  --------------
              AVIATION: PARTS AND SERVICES -- 0.0%
    500,000   GenCorp Inc.,
                Sub. Deb. Cv.,
                5.750%, 04/15/07 ......       503,497         553,750
                                       --------------  --------------
              BUSINESS SERVICES -- 0.1%
  1,000,000   Trans-Lux Corp.,
                Sub. Deb. Cv.,
                7.500%, 12/01/06 ......     1,002,498         998,750
                                       --------------  --------------
              CABLE AND SATELLITE -- 0.0%
    500,000   Charter Communications Inc., Cv.,
                4.750%, 06/01/06 ......       365,070         500,000
                                       --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.2%
  2,000,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ......     1,927,746       2,025,000
  1,100,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ......     1,063,606       1,031,250
  1,000,000   TriQuint Semiconductor Inc.,
                Sub. Deb. Cv.,
                4.000%, 03/01/07 ......       975,672         976,250
                                       --------------  --------------
                                            3,967,024       4,032,500
                                       --------------  --------------

                See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL                                             MARKET
    AMOUNT                                  COST          VALUE
   ---------                                ----         -------
              CONVERTIBLE CORPORATE BONDS (CONTINUED)
              ELECTRONICS -- 0.0%
 $  500,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ......$      382,795  $      537,500
                                       --------------  --------------
              METALS AND MINING -- 0.0%
    100,000   Inco Ltd., Cv.,
                Zero Coupon, 03/29/21 .        99,752         101,000
                                       --------------  --------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS .......     8,742,612       9,128,500
                                       --------------  --------------
              SHORT-TERM OBLIGATIONS -- 2.6%
              U.S. GOVERNMENT OBLIGATIONS -- 2.6%
 59,504,000   U.S. Treasury Bills,
                2.681% to 3.221%++,
                07/07/05 to 10/20/05 ..    59,159,593      59,155,003
                                       --------------  --------------
              TOTAL SHORT-TERM
                OBLIGATIONS ...........    59,159,593      59,155,003
                                       --------------  --------------

     SHARES
     ------
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
      1,097   Lucent Technologies Inc.,
                expire 12/10/07+ ......         1,821             844
                                       --------------  --------------
              TOTAL
                INVESTMENTS --
                100.0% ................$1,212,703,933   2,250,538,570
                                       ==============

              OTHER ASSETS AND LIABILITIES
                (NET) -- 0.0% ........................       (976,081)
                                                       --------------
              NET ASSETS -- 100.0% ................... $2,249,562,489
                                                       ==============

----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $10,993,710 or 0.5% of total net assets.
 (b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2005, the market value of fair valued securities amounted to $172,000 or 0.01% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 BDR Brazilian Depository Receipt
 CVO Contingent Value Obligation
 GDR Global Depository Receipt

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $1,212,703,933) ............  $ 2,250,538,570
  Cash ...................................................           29,297
  Dividends and interest receivable ......................        1,928,602
  Receivable for Fund shares sold ........................          547,549
  Other assets ...........................................           34,079
                                                            ---------------
  TOTAL ASSETS ...........................................    2,253,078,097
                                                            ---------------
LIABILITIES:
  Payable for investment advisory fees ...................        1,846,177
  Payable for Fund shares redeemed .......................          502,039
  Payable for shareholder services fees ..................          488,975
  Payable for distribution fees ..........................          462,018
  Payable for shareholder communications fees ............          129,088
  Other accrued expenses .................................           87,311
                                                            ---------------
  TOTAL LIABILITIES ......................................        3,515,608
                                                            ---------------
  NET ASSETS applicable to 53,497,723
    shares outstanding ...................................  $ 2,249,562,489
                                                            ===============
NET ASSETS CONSIST OF:
  Paid-in capital ........................................  $ 1,181,606,436
  Accumulated net investment income ......................        6,560,949
  Accumulated net realized gain on investments
    and foreign currency transactions ....................       23,561,910
  Net unrealized appreciation on investments .............    1,037,834,637
  Net unrealized depreciation on foreign
    currency translations ................................           (1,443)
                                                            ---------------
  NET ASSETS .............................................  $ 2,249,562,489
                                                            ===============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($2,247,724,888 / 53,453,764
    shares outstanding; unlimited number of
    no par value shares authorized) ......................           $42.05
                                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,016,063 / 24,202 shares outstanding;
    unlimited number of no par value
    shares authorized) ...................................           $41.98
                                                                     ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...............................           $44.54
                                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,165 / 28 shares outstanding;
    unlimited number of no par value
    shares authorized) ...................................           $41.61(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($820,373 / 19,729 shares outstanding;
    unlimited number of no par value
    shares authorized) ...................................           $41.58(a)
                                                                     ======
-----------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $500,288) .............       $ 20,637,913
  Interest .................................................            918,104
                                                                   ------------
  TOTAL INVESTMENT INCOME ..................................         21,556,017
                                                                   ------------
EXPENSES:
  Investment advisory fees .................................         10,957,802
  Distribution fees -- Class AAA ...........................          2,738,084
  Distribution fees -- Class A .............................                695
  Distribution fees -- Class B .............................                  6
  Distribution fees -- Class C .............................              2,680
  Shareholder services fees ................................            720,080
  Shareholder communications expenses ......................            201,315
  Custodian fees ...........................................            182,906
  Legal and audit fees .....................................             39,463
  Trustees' fees ...........................................             27,548
  Registration expenses ....................................             24,778
  Miscellaneous expenses ...................................             95,775
                                                                   ------------
  TOTAL EXPENSES ...........................................         14,991,132
  Less: Custodian fee credits ..............................             (3,038)
                                                                   ------------
  NET EXPENSES .............................................         14,988,094
                                                                   ------------
  NET INVESTMENT INCOME ....................................          6,567,923
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................         30,140,053
  Net realized loss on foreign
    currency transactions ..................................            (34,677)
  Net change in unrealized appreciation /
    depreciation on investments and
    foreign currency translations ..........................         (4,054,768)
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .......................         26,050,608
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................       $ 32,618,531
                                                                   ============

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                        JUNE 30, 2005       YEAR ENDED
                                                                         (UNAUDITED)     DECEMBER 31, 2004
                                                                       ---------------   -----------------
OPERATIONS:
  Net investment income ............................................   $     6,567,923    $     1,298,661
  Net realized gain on investments and foreign currency transactions        30,105,376         40,917,931
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..............................        (4,054,768)       276,438,154
                                                                       ---------------    ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............        32,618,531        318,654,746
                                                                       ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ......................................................                --         (1,324,870)
    Class A ........................................................                --               (693)
    Class B ........................................................                --                 --
    Class C ........................................................                --               (143)
                                                                       ---------------    ---------------
                                                                                    --         (1,325,706)
                                                                       ---------------    ---------------
  Net realized gain on investments
    Class AAA ......................................................                --        (40,218,795)
    Class A ........................................................                --             (6,345)
    Class B ........................................................                --                (21)
    Class C ........................................................                --             (6,372)
                                                                       ---------------    ---------------
                                                                                    --        (40,231,533)
                                                                       ---------------    ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................                --        (41,557,239)
                                                                       ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................          (949,713)       (19,448,643)
    Class A ........................................................           653,329            325,037
    Class B ........................................................              --                   --
    Class C ........................................................           458,856            329,814
                                                                       ---------------    ---------------
  Net increase (decrease) in net assets from shares of
    beneficial interest transactions ...............................           162,472        (18,793,792)
                                                                       ---------------    ---------------
  REDEMPTION FEES ..................................................            30,920             16,237
                                                                       ---------------    ---------------
  NET INCREASE IN NET ASSETS .......................................        32,811,923        258,319,952
NET ASSETS:
  Beginning of period ..............................................     2,216,750,566      1,958,430,614
                                                                       ---------------    ---------------
  End of period (including undistributed net investment income of
    $6,560,949 and $0, respectively) ...............................   $ 2,249,562,489    $ 2,216,750,566
                                                                       ===============    ===============

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gain amounts as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $144,838 and to decrease accumulated net realized loss on investments and foreign currency transactions by $144,838.

The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

                                                                  YEAR ENDED
                                                               DECEMBER 31, 2004
                                                               -----------------
           DISTRIBUTIONS PAID FROM:
           Ordinary income
              (inclusive of short term capital gains) .........   $ 3,054,945
           Net long term capital gains ........................    38,502,294
                                                                  -----------
           Total distributions paid ...........................   $41,557,239
                                                                  ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Accumulated net realized capital gains ...........  $       34,782
            Net unrealized appreciation ......................   1,035,299,957
            Net unrealized appreciation on
              foreign currency transactions ..................           2,783
                                                                --------------
            Total accumulated gain ...........................  $1,035,337,522
                                                                ==============

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at June 30, 2005:

                                                   GROSS             GROSS        NET UNREALIZED
                                                UNREALIZED        UNREALIZED       APPRECIATION/
                                  COST         APPRECIATION      DEPRECIATION     (DEPRECIATION)
                                  ----         ------------      ------------     --------------
        Investments ......   $1,219,001,284   $1,068,125,001     $(36,587,715)    $1,031,537,286

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $68,789,543 and $56,384,114, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $133,147 to Gabelli & Company. During the six months ended June 30, 2005, Gabelli & Company informed the Fund that it received $3,406 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2005, the Fund reimbursed the Adviser $22,500 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2005, there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been publicly offered.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2005 amounted to $30,920.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2005                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2004
                                                     ----------------------------      ---------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                     ----------     -------------      ----------    -------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................  3,575,937     $ 146,465,407       7,073,000    $ 266,326,783
Shares issued upon reinvestment of dividends .......         --                --         952,780       39,435,639
Shares redeemed .................................... (3,580,007)     (147,415,120)     (8,572,029)    (325,211,065)
                                                     ----------     -------------      ----------    -------------
  Net decrease .....................................     (4,070)    $    (949,713)       (546,249)   $ (19,448,643)
                                                     ==========     =============      ==========    =============
                                                                CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................     16,960     $     702,497           8,269    $     317,999
Shares issued upon reinvestment of dividends .......         --                --             170            7,038
Shares redeemed ....................................     (1,225)          (49,168)             --               --
                                                     ----------     -------------      ----------    -------------
  Net increase .....................................     15,735     $     653,329           8,439    $     325,037
                                                     ==========     =============      ==========    =============
                                                                CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................         --     $          --              --    $          --
Shares issued upon reinvestment of dividends .......         --                --              --               --
Shares redeemed ....................................         --                --              --               --
                                                     ----------     -------------      ----------    -------------
  Net increase .....................................         --     $          --              --    $          --
                                                     ==========     =============      ==========    =============
                                                                CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................     11,242     $     458,856           9,071    $     354,240
Shares issued upon reinvestment of dividends .......         --                --             156            6,395
Shares redeemed ....................................         --                --            (767)         (30,821)
                                                     ----------     -------------      ----------    -------------
  Net increase .....................................     11,242     $     458,856           8,460    $     329,814
                                                     ==========     =============      ==========    =============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                            INCOME
                                   FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                         ----------------------------------------------  --------------------------------------
                                                 Net
              Net Asset                      Realized and      Total                     Net
  Period        Value,         Net            Unrealized        from         Net      Realized
   Ended      Beginning    Investment       Gain/(Loss) on   Investment  Investment    Gain on       Total
December 31   of Period  Income/(Loss)(c)    Investments     Operations    Income     Investment  Distributions
-----------   ---------  ----------------   --------------   ----------  ----------   ----------  -------------
CLASS AAA
   2005 (e)    $41.45        $ 0.12             $ 0.48         $ 0.60          --          --            --
   2004         36.26          0.02               5.96           5.98      $(0.03)     $(0.76)       $(0.79)
   2003         28.25          0.04               8.60           8.64       (0.03)      (0.60)        (0.63)
   2002         32.97          0.02              (4.72)         (4.70)      (0.02)      (0.00)(a)     (0.02)
   2001         33.90         (0.00)(a)           0.05           0.05          --       (0.98)        (0.98)
   2000         40.84          0.31              (1.37)         (1.06)      (0.31)      (5.57)        (5.88)
CLASS A
   2005 (e)    $41.39        $ 0.15             $ 0.44         $ 0.59          --          --            --
   2004 (b)     36.26          0.03               5.94           5.97      $(0.08)     $(0.76)       $(0.84)
CLASS B
   2005 (e)    $41.16        $(0.02)            $ 0.47         $ 0.45          --          --            --
   2004 (b)     36.26         (0.25)              5.91           5.66          --      $(0.76)       $(0.76)
CLASS C
   2005 (e)    $41.14        $ 0.00(a)          $ 0.44         $ 0.44          --          --            --
   2004 (b)     36.26         (0.26)              5.92           5.66      $(0.02)     $(0.76)       $(0.78)

                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      --------------------------------------------------------

                           Net Asset            Net Assets     Net
  Period                    Value,                End of     Investment              Portfolio
   Ended       Redemption   End of     Total      Period      Income/    Operating    Turnover
December 31      Fees(c)    Period    Return+   (in 000's)    (Loss)     Expenses(d)    Rate
-----------    ----------  --------   -------   ----------   ---------   ----------- ---------
CLASS AAA
   2005 (e)     $0.00(a)    $42.05      1.5%    $2,247,725     0.60%(f)    1.37%(f)       3%
   2004          0.00(a)     41.45     16.5      2,216,050     0.06        1.38           7
   2003            --        36.26     30.6      1,958,431     0.11        1.38           7
   2002            --        28.25    (14.3)     1,501,420     0.04        1.38           8
   2001            --        32.97      0.2      1,911,007    (0.00)       1.36          15
   2000            --        33.90     (2.4)     1,906,095     0.77        1.36          48
CLASS A
   2005 (e)     $0.00(a)    $41.98      1.4%    $    1,016     0.74%(f)    1.38%(f)       3%
   2004 (b)      0.00(a)     41.39     16.5            351     0.07        1.40           7
CLASS B
   2005 (e)     $0.00(a)    $41.61      1.1%    $        1    (0.10)%(f)   2.02%(f)       3%
   2004 (b)      0.00(a)     41.16     15.6              1    (0.67)       2.07           7
CLASS C
   2005 (e)     $0.00(a)    $41.58      1.1%    $      820     0.02%(f)    2.13%(f)       3%
   2004 (b)      0.00(a)     41.14     15.6            349    (0.68)       2.15           7

----------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a)  Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C Shares were initially offered on December 31, 2003.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.
(e)  For the six months ended June 30, 2005, unaudited.
(f)  Annualized.

                See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

     BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on February 16, 2005, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees (the "independent trustees") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent trustees considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent trustees noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent trustees reviewed the short, medium and long-term performance of the Fund against a peer group of multi-cap and core value funds. The trustees noted that the Fund's performance was in or near the top 25% of the funds in its category for all relevant periods.

PROFITABILITY. The independent trustees reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The trustees also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent trustees discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent trustees agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund grew substantially on an inflation adjusted basis beyond its previous largest aggregate asset value.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent trustees compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of multi-cap and core value funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The trustees noted that the Fund's expense ratios were above and the Fund's size was below average within this group. The trustees also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The trustees did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent trustees concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an excellent performance record. The independent trustees also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend continuation of the investment management agreement to the full Board of Trustees.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                              Anthony R. Pustorino
CHAIRMAN AND CHIEF                                 CERTIFIED PUBLIC ACCOUNTANT
EXECUTIVE OFFICER                                  PROFESSOR EMERITUS
GABELLI ASSET MANAGEMENT INC.                      PACE UNIVERSITY

Anthony J. Colavita                                Werner J. Roeder, MD
ATTORNEY-AT-LAW                                    MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                          LAWRENCE HOSPITAL

James P. Conn                                      Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER                    MANAGING DIRECTOR
FINANCIAL SECURITY ASSURANCE                       BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                                   Salvatore J. Zizza
John D. Gabelli                                    CHAIRMAN
SENIOR VICE PRESIDENT                              HALLMARK ELECTRICAL SUPPLIES
GABELLI & COMPANY, INC.                            CORP.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

                                    OFFICERS
Bruce N. Alpert                                    James E. McKee
PRESIDENT AND TREASURER                            SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB405Q205SR

                                                               [GRAPHIC OMITTED]
                                                        PICTURE OF MARIO GABELLI


                                       THE
                                       GABELLI
                                       ASSET
                                       FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.